Components of Income Tax Expense Included in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
Federal	$ 98,153	$ 83,518	$ 98,802
State	2,572	4,666	4,221
Foreign	14,092	12,922	8,682
Total current income tax expense	114,817	101,106	111,705
Deferred income tax expense (benefit):
Federal	1,395	3,126	(2,970)
State	411	61	(643)
Foreign	(1,521)	(1,696)	(2,004)
Total deferred income tax expense (benefit)	285	1,491	(5,617)
Total income tax expense	$ 115,102	$ 102,597	$ 106,088